AST Goldman Sachs Large-Cap Value Portfolio
SUMMARY: AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is long-term growth of capital.
PORTFOLIO FEES AND EXPENSES
The table below shows the fees and expenses that you may pay if you invest in shares of the Portfolio. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your Contract prospectus for more information about Contract charges.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AST Goldman Sachs Large-Cap Value Portfolio
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Acquired Fund Fees & Expenses
Total Annual Portfolio Operating Expenses	0.87%

Example.

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table does not include Contract charges. Because Contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. See your Contract prospectus for more information about Contract charges.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
AST Goldman Sachs Large-Cap Value Portfolio	89	278	482	1,073

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year ended December 31, the Portfolio's turnover rate was 188% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Portfolio has a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets in large capitalization companies. For these purposes, large capitalization companies are those that have market capitalizations, at the time of purchase, within the market capitalization range of the Russell 1000 Value Index. As of January 31, 2012, the median market capitalization of the Russell 1000 Value Index was approximately $4.77 billion, and the largest company by market capitalization was approximately $412.5 billion. The size of the companies in the Russell 1000 Value Index will change with market conditions. If the market capitalization of a company held by the Portfolio moves outside the range of the Russell 1000 Value Index, the Portfolio may, but is not required to, sell the securities. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in countries with emerging markets or economies emerging countries and securities quoted in foreign currencies.

The Portfolio seeks to achieve its investment objective by investing in value opportunities that the Portfolio's subadviser defines as companies with identifiable competitive advantages whose intrinsic value is not reflected in the stock price.

Principal Risks of Investing in the Portfolios.

The risks identified below are the principal risks of investing in the Portfolios. All investments have risks to some degree and it is possible that you could lose money by investing in the Portfolios. An investment in a Portfolio is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Portfolios make every effort to achieve their objectives, the Portfolios can't guarantee success.

Equity securities risk. There is the risk that the value or price of a particular stock or other equity or equity-related security owned by the Portfolio could go down and you could lose money. In addition to an individual stock losing value, the value of the equity markets or a sector of those markets in which the Portfolio invests could go down.

Market and management risk. Markets in which the Portfolio invests may experience volatility and go down in value, and possibly sharply and unpredictably. All decisions by an adviser or subadviser require judgment and are based on imperfect information. Additionally, the investment techniques, risk analysis and investment strategies used by an adviser or subadviser in making investment decisions for the Portfolio may not produce the desired results.

Value style risk. There is a risk that the value investment style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Past Performance.

A number of factors, including risk, can affect how the Portfolio performs. The bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Past performance does not mean that the Portfolio will achieve similar results in the future.

The annual returns and average annual returns shown in the chart and table are after deduction of expenses and do not include Contract charges. If Contract charges were included, the returns shown would have been lower than those shown. Consult your Contract prospectus for information about Contract charges.

The table also demonstrates how the Portfolio's average annual returns compare to the returns of a secondary index which includes the stocks of companies with similar investment objectives.

Note: The AST Goldman Sachs Large-Cap Value Portfolio, formerly the AST AllianceBernstein Growth and Income Portfolio, changed subadvisers and changed its investment objective, policies, and strategy effective April 29, 2011. The performance figures prior to April 29, 2011 reflect investment performance, investment operations, investment policies, and investment strategies of the former subadviser, and does not represent the actual or predicted performance of the Portfolio or its current subadviser.

Annual Total Returns

Best Quarter:		Worst Quarter:
17.89%	2nd Quarter of 2003	-20.31%	4th Quarter of 2008

Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	1 year	5 Years	10 Years
AST Goldman Sachs Large-Cap Value Portfolio	(5.52%)	(4.54%)	0.94%
AST Goldman Sachs Large-Cap Value Portfolio Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
AST Goldman Sachs Large-Cap Value Portfolio Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%